Parent Company (the Company) Only Financial Information - Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from/(used in) operating activities	¥ 1,966,386	$ 308,566	¥ 1,950,894	¥ (8,721,706)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(39,764,704)	(6,239,949)	(5,071,060)	3,382,069
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	18,128,743	2,844,795	41,357,435	3,094,953
Effects of exchange rate changes on cash and cash equivalents	(500,959)	(78,609)	(682,040)	10,166
Cash, cash equivalents and restricted cash at beginning of the year	38,545,098	6,048,567	989,869	3,224,387
Cash, cash equivalents and restricted cash at end of the year	18,374,564	2,883,370	38,545,098	989,869
Parent
CASH FLOWS FROM OPERATING ACTIVITIES
Net cash generated from/(used in) operating activities	(8,697)	(1,365)	(2,460,216)	438,465
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash used in investing activities	(40,770,898)	(6,397,844)	(12,998,602)	(4,817,498)
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	22,382,871	3,512,361	37,867,127	4,373,247
Effects of exchange rate changes on cash and cash equivalents	(445,786)	(69,953)	(246,484)	236
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(18,842,510)	(2,956,801)	22,161,825	(5,550)
Cash, cash equivalents and restricted cash at beginning of the year	22,173,454	3,479,499	11,629	17,179
Cash, cash equivalents and restricted cash at end of the year	¥ 3,330,943	$ 522,698	¥ 22,173,454	¥ 11,629